Property, Plant and Equipment	12 Months Ended
Aug. 29, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment

As of	2013	2012
Land	$86	$92
Buildings (includes $209 and $196, respectively, for capital leases)	4,835	4,714
Equipment (includes $1,305 and $919, respectively, for capital leases)	15,600	15,653
Construction in progress	84	43
Software	315	323
	20,920	20,825
Accumulated depreciation (includes $463 and $253, respectively, for capital leases)	(13,294)	(13,722)
	$7,626	$7,103

Depreciation expense was $1,721 million, $2,053 million and $2,026 million for 2013, 2012 and 2011, respectively. Other noncurrent assets included buildings, equipment, and other assets classified as held for sale of $22 million as of August 29, 2013 and $25 million as of August 30, 2012 and land held for development of $54 million as of August 29, 2013.

As of August 29, 2013, production equipment and buildings with a carrying value of $541 million were collateral under various notes payable. (See "Debt – Other Notes Payable" note.)